UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21227

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Bond Fund

June 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.0%

Security	Principal Amount (000’s omitted)	Value
Education — 26.3%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,174,834
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	428,072
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,683,120
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	849,233
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	472,784
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	982,202
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,905,452
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	605,433
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	860,992
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	281,478
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	647,341

		$10,890,941

General Obligations — 12.5%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,192,420
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,152,970
West York Area School District, 5.00%, 4/1/33	750	835,470

		$5,180,860

Hospital — 15.4%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$815,047
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,083,220
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	506,560
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,300,737
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	540,365
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	279,855
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	743,830
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	834,450
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	297,163

		$6,401,227

Housing — 1.7%
East Hempfield Township Industrial Development Authority (Student Services, Inc.), 5.00%, 7/1/39	$175	$182,908
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	501,540

		$684,448

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 12.4%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$546,035
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,641,659
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,000	1,022,140
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	500	553,520
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	415,140
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	968,660

		$5,147,154

Insured-Electric Utilities — 2.8%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$458,567
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	700,365

		$1,158,932

Insured-Escrowed/Prerefunded — 2.1%
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	$180	$134,678
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	561,845
Saxonburg Water and Sewer Authority, (AGC), Prerefunded to 3/1/16, 5.00%, 3/1/35	150	154,719

		$851,242

Insured-General Obligations — 31.2%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,413,537
Centennial School District, (AGM), 5.25%, 12/15/37	660	738,263
Central Greene School District, (AGM), 5.00%, 2/15/35	1,000	1,078,830
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	546,340
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	538,550
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	830,843
Luzerne County, (AGM), 5.00%, 11/15/29	250	273,718
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,097,885
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,438,287
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,638,615
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,052,570
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,292,518

		$12,939,956

Insured-Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$312,145
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,730,079

		$2,042,224

Insured-Industrial Development Revenue — 2.7%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,124,630

		$1,124,630

Insured-Lease Revenue/Certificates of Participation — 4.4%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$552,655
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,261,644

		$1,814,299

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 3.1%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,114,890
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	169,464

		$1,284,354

Insured-Transportation — 5.7%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$317,523
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,033,745

		$2,351,268

Insured-Utilities — 2.3%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$950,182

		$950,182

Insured-Water and Sewer — 13.8%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$318,747
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,529,550
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	552,085
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	791,638
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,364,783
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,151,078

		$5,707,881

Senior Living/Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$203,110

		$203,110

Special Tax Revenue — 4.5%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,756,920
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	124,074

		$1,880,994

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$511,988
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	793,634
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	500	531,415
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,101,010
Philadelphia, Airport Revenue, 5.25%, 6/15/27	500	560,585

		$3,498,632

Water and Sewer — 3.3%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$545,025
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	842,158

		$1,387,183

Total Tax-Exempt Investments — 158.0% (identified cost $61,030,101)		$65,499,517

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.4)%		$(21,725,439)

Other Assets, Less Liabilities — (5.6)%		$(2,320,825)

Net Assets Applicable to Common Shares — 100.0%		$41,453,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2015, 54.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $752,970.

A summary of open financial instruments at June 30, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/15	20 U.S. Long Treasury Bond	Short	$(3,093,869)	$(3,016,875)	$76,994

At June 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $76,994.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,436,809

Gross unrealized appreciation	$4,878,046
Gross unrealized depreciation	(205,338)

Net unrealized appreciation	$4,672,708

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$65,499,517	$—	$65,499,517
Total Investments	$—	$65,499,517	$—	$65,499,517
Futures Contracts	$76,994	$—	$—	$76,994
Total	$76,994	$65,499,517	$—	$65,576,511

The Fund held no investments or other financial instruments as of September 30, 2014 whose fair value was determined using Level 3 inputs. At June 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2015